Share capital (Details 1) - £ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Pre Funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price		£ 0.0001
Beginning balance, shares	2,810,818
Private Placements		155,461
Registered Direct Offering
Registered Offering		1,911,176
Adhera Assignment and Exchange Agreement		899,642
Exercised	(2,361,865)	(155,461)
Ending balance, shares	1,824,198	2,810,818
Series A Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price		£ 214.40
Beginning balance, shares
Private Placements		32,327
Registered Direct Offering
Registered Offering
Adhera Assignment and Exchange Agreement
Exercised		(32,327)
Ending balance, shares
Series B Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price		£ 214.40
Beginning balance, shares
Private Placements		48,491
Registered Direct Offering
Registered Offering
Adhera Assignment and Exchange Agreement
Exercised		(48,491)
Ending balance, shares
Series C Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price		£ 16.00
Beginning balance, shares
Private Placements
Registered Direct Offering		415,043
Registered Offering
Adhera Assignment and Exchange Agreement
Exercised		(415,043)
Ending balance, shares